Stockholders’ Deficit	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Equity [Abstract]
Stockholders’ Deficit

NOTE 5 – Stockholders’ deficit

Common Stock

Our common shares are all of the same class, are voting and entitle stockholders to receive dividends to the extent declared by the Board of Directors. Upon liquidation or wind-up, stockholders are entitled to participate equally with respect to any distribution of net assets.

On May 26, 2023, the Company entered into a twelve-month stock compensation and subscription agreement with an investor relations firm that includes the issuance of 978,300 shares of restricted common stock. Upon signing the agreement, the Company issued 978,300 shares of restricted common stock and will recognize the expense over the twelve-month service period. The shares of restricted common stock will be subject to a six-month hold period from the date of issuance. During the six months ended July 31, 2024 the Company recognized $12,229 of expense related to this agreement.

During the six months ended July 31, 2024, the Company issued a total of 185,381 shares of our common stock for conversions of $35,000 in principal on convertible notes payable at exercise price of $0.1888. The conversion was in accordance with the terms of the agreement and no gain or loss was recognized.

Subscription Receivable

On September 29, 2022, the Company granted 674,000 options to purchase shares of common stock to employees. The options expire ten years following issuance and have an exercise price of $0.15. The options vested upon issuance and have a total fair value of $104,226. On the same day, the Company issued note agreements to the employees totaling $101,100 and the employees exercised the 674,000 options. The notes bear interest of 3.15% per annum, are due on September 30, 2027, and were recorded as a subscription receivable.

On March 13, 2023, the Company granted 250,000 options to purchase shares of common stock to the Brett Gross, the Company’s prior CEO. The options expire ten years following issuance and have an exercise price of $0.067. The options vested upon issuance and have a total fair value of $16,750. On the same day, the Company issued a note agreement to the Mr. Gross totaling $16,750 and Mr. Gross exercised the 250,000 options. The note bears interest of 3.15% per annum, is due on March 15, 2028, and was recorded as a subscription receivable. On February 12, 2024, the Company signed an addendum to the January 31, 2023, promissory note to net the $16,750 subscription receivable with Mr. Gross and accrued interest of $480 with the promissory note.

As of July 31, 2024, and January 31, 2024, the subscription receivable was $101,100 and $117,850, respectively.

Stock Options

Qualified and non-qualified incentive stock options outstanding at July 31, 2024 are as follows:

	Number of options	Weighted average exercise price per share
Outstanding, January 31, 2024	2,808,760	$0.83
Granted	545,238	0.23
Expired	–	–
Exercised	(75,000)	0.05
Outstanding, July 31, 2024	3,278,998	$0.75

Exercisable, July 31, 2024	3,028,998	$0.79

These options had a weighted average remaining life of 9.37 years and have an aggregate intrinsic value of $355,478 as of July 31, 2024. The aggregate intrinsic value is calculated based on the stock price of $0.229 per share as of July 31, 2024.

On December 4, 2023, the Company entered into a letter of understanding with a geologist for services to be provided to the Company. As compensation, the Company will pay $4,000 per month and grant the geologist 10,000 options to purchase shares of common stock upon signing the agreement and monthly stock options to purchase 4,000 shares of common stock on a month-to-month basis. The options have a strike price equal to the closing price per share on the day the options are issued, vest upon issuance and expire in three years. During the six months ended July 31, 2024, the Company granted 42,000 options to purchase shares of common stock to geologist. The exercise price of the options ranges from $0.047 to $0.725. The total fair value of these option grants at issuance was $12,374. During the six months ended July 31, 2023, the Company recognized $12,374 of expense related to these options.

On June 28, 2024, the Company granted 165,737 options to an employee. The options expire ten years following issuance and have an exercise price of $0.226. The options vest upon issuance and have a total fair value of $37,457. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $0.226, Exercise price, $0.226, Term 10 years, Volatility 178%, and Discount rate 4.36% and a dividend yield of 0%.

During the six months ended July 31, 2024 and 2023, we recognized $238,966 and $25,600 of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.

As of July 31, 2024, there was $94,050 of unrecognized share-based compensation for all share-based awards outstanding.

Warrants

As of July 31, 2024, there were 14,111,368 warrants to purchase shares of common stock outstanding and 13,603,836 warrants to purchase shares of common stock exercisable. The warrants have a weighted average remaining life of 1.99 years and a weighted average exercise price of $0.13 per warrant for one common share. The warrants had an aggregate intrinsic value of $2,229,746 as of July 31, 2024.

Stock warrants outstanding at July 31, 2024 are as follows:

	Number of warrants	Weighted average exercise price per share
Outstanding, January 31, 2024	14,254,813	$0.21
Issued	–	–
Expired	(143,445)	1.44
Exercised	–	–
Outstanding, July 31, 2024	14,111,368	$0.19

Exercisable, July 31, 2024	13,603,836	$0.13

NOTE 9 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 191,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 5,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 1,925 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010. The following tables summarize the Company’s stock option activity during the years ended January 31, 2024 and 2023:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2022	145,250	$2.97	6.65	$–

Granted	987,760	2.18
Cancelled and/or forfeited	(145,250)	2.97
Exercised	(674,000)	0.15
Outstanding, January 31, 2023	313,760	$6.53	13.69	$–

Granted	2,745,000	0.11
Cancelled and/or forfeited	(250,000)	0.07
Exercised	–	–
Outstanding, January 31, 2024	2,808,760	$0.83	9.86	$800,183

Exercisable, January 31, 2024	2,158,760	$0.99	12.83	$730,425

The aggregate intrinsic value is calculated based on the stock price of $0.42 and $0.119 per share as of January 31, 2024 and 2023, respectively.

During the years ended January 31, 2024 and 2023, we recognized $131,266 and $100,482 of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.

On January 31, 2023, there was $206,910 of unrecognized share-based compensation for all share-based awards outstanding.